Inventories (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of inventories

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

At cost:
Trading
Beauty and healthcare product	244,539	346,634
Consumables
Beauty and healthcare product	271,441	206,614

Work-in-progress
Stem cells	34,297	-

	550,277	553,248

	2025	2024
	USD	USD

At cost:
Trading
Chemical reagents and products	288,937	188,400
Medical substances and chemical stocks	196,558	49,854

	485,495	238,254

Consumables
Beauty and healthcare product	15,104	82,545

Work-in-progress
Stem cells	55,616	43,338

	556,215	364,137